Trade and Other Payables - Summary of Trade and Other Payables (Detail) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of trade and other payables [abstract]
Indirect taxes payable	$ 187	$ 194
Trade payables	176	238
Deferred consideration on acquisitions	1,513	1,247
Other payables	122	138
Non-current trade and other payables	1,998	1,816
Trade payables and accrued expenses	14,538	15,512
Payroll and social security payables	943	900
Indirect taxes payable	2,351	2,633
Interest payable	1,547	1,616
Consigned packaging	1,252	1,093
Dividends payable	398	331
Deferred income	33	32
Deferred consideration on acquisitions	241	163
Other payables	496	289
Current trade and other payables	$ 21,799	$ 22,568